Ropes & Gray LLP
One Embarcadero Center, Suite 2200
San Francisco, CA  94111
415-315-6330
F 415-315-6350

July 30, 2007

Matthew Gaarder-Wang
(415) 315-6302
matthew.gaarder@ropesgray.com

BY EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:             RS Variable Products Trust (the “Trust”) File Nos. 333-135544 and 811-21922

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive form of the Prospectus relating to RS Equity Dividend VIP Series (the “Series”), dated July 31, 2007, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 5 to the Trust’s Registration Statement under the Securities Act and Post-Effective Amendment No. 6 to the Trust’s Registration Statement under the Investment Company Act of 1940, which was filed electronically with the Securities and Exchange Commission on July 23, 2007, and became effective immediately.

Please direct any questions to the undersigned at (415) 315-6302.  Thank you.

Sincerely,

/s/ Matthew Gaarder-Wang

Matthew Gaarder-Wang